Property, Plant and Equipment, net (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Depreciable assets, gross	$ 1,768,061	$ 1,703,623	$ 1,516,291
Less: accumulated depreciation	(1,054,907)	(969,418)	(793,057)
Depreciable assets, net	713,154	734,205	723,234
Construction in progress	263,782	145,318	32,880
Property, plant and equipment, net	976,936	879,523	756,114
Aquaculture system [Member]
Property, Plant and Equipment [Line Items]
Depreciable assets, gross	126,257	126,257	126,257
Laboratory facilities [Member]
Property, Plant and Equipment [Line Items]
Depreciable assets, gross	62,033	62,033	62,033
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciable assets, gross	119,199	117,840	102,030
Tools, Manufacturing and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciable assets, gross	1,039,643	982,439	894,319
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciable assets, gross	77,994	77,994	49,347
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciable assets, gross	$ 342,935	$ 337,060	$ 282,305